Details of Significant Accounts - Expiry Date and Exercise Price of Stock Options Outstanding (Details) shares in Thousands	Dec. 31, 2018 TWD ($) shares yr	Dec. 31, 2018 USD ($) shares yr	Dec. 31, 2017 TWD ($) shares yr	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2016 TWD ($) shares	Dec. 31, 2015 TWD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity (in thousands)	3,729	3,729	3,513	3,513	4,168	3,148
Exercise price (in dollars)	$ 152	$ 5	$ 239	$ 8	$ 231	$ 267
Number of units, Options exercisable at end of the year	1,957	1,957	1,844	1,844	901
Weighted-average exercise price, Options exercisable at end of the year	$ 188	$ 6	$ 301		$ 338
Expiry Date and Exercise Price of Stock Options One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars)	$ 249.7	$ 8.16	$ 379
Quantity (in thousands)	119	119	831	831
Remaining contractual life (years) | yr	0.22	0.22	0.87	0.87
Exercise price (in dollars)	$ 249.7	$ 8.16	$ 379
Number of units, Options exercisable at end of the year	119	119	831	831
Weighted-average exercise price, Options exercisable at end of the year	$ 249.7	$ 8.16	$ 379
Expiry Date and Exercise Price of Stock Options Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars)	$ 191.7	$ 6.26	$ 272
Quantity (in thousands)	52	52	150	150
Remaining contractual life (years) | yr	0.62	0.62	1.22	1.22
Exercise price (in dollars)	$ 191.7	$ 6.26	$ 272
Number of units, Options exercisable at end of the year	52	52	142	142
Weighted-average exercise price, Options exercisable at end of the year	$ 191.7	$ 6.26	$ 272
Expiry Date and Exercise Price of Stock Options Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars)	$ 227.3	$ 7.43	$ 206
Quantity (in thousands)	820	820	60	60
Remaining contractual life (years) | yr	1.16	1.16	1.62	1.62
Exercise price (in dollars)	$ 227.3	$ 7.43	$ 206
Number of units, Options exercisable at end of the year	787	787	51	51
Weighted-average exercise price, Options exercisable at end of the year	$ 227.3	$ 7.43	$ 206
Expiry Date and Exercise Price of Stock Options Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars)	$ 208.4	$ 6.81	$ 246.5
Quantity (in thousands)	15	15	955	955
Remaining contractual life (years) | yr	1.33	1.33	2.16	2.16
Exercise price (in dollars)	$ 208.4	$ 6.81	$ 246.5
Number of units, Options exercisable at end of the year	14	14	688	688
Weighted-average exercise price, Options exercisable at end of the year	$ 208.4	$ 6.81	$ 246.5
Expiry Date and Exercise Price of Stock Options Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars)	$ 208.4	$ 6.81	$ 225
Quantity (in thousands)	35	35	16	16
Remaining contractual life (years) | yr	1.34	1.34	2.33	2.33
Exercise price (in dollars)	$ 208.4	$ 6.81	$ 225
Number of units, Options exercisable at end of the year	31	31	11	11
Weighted-average exercise price, Options exercisable at end of the year	$ 208.4	$ 6.81	$ 225
Expiry Date and Exercise Price of Stock Options Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars)	$ 140.8	$ 4.60	$ 225
Quantity (in thousands)	38	38	35	35
Remaining contractual life (years) | yr	1.58	1.58	2.34	2.34
Exercise price (in dollars)	$ 140.8	$ 4.60	$ 225
Number of units, Options exercisable at end of the year	33	33	23	23
Weighted-average exercise price, Options exercisable at end of the year	$ 140.8	$ 4.60	$ 225
Expiry Date and Exercise Price of Stock Options Seven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars)	$ 134.7	$ 4.40	$ 148
Quantity (in thousands)	138	138	38	38
Remaining contractual life (years) | yr	1.83	1.83	2.58	2.58
Exercise price (in dollars)	$ 134.7	$ 4.40	$ 148
Number of units, Options exercisable at end of the year	109	109	23	23
Weighted-average exercise price, Options exercisable at end of the year	$ 134.7	$ 4.40	$ 148
Expiry Date and Exercise Price of Stock Options Eight
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars)	$ 150.5	$ 4.92	$ 141
Quantity (in thousands)	1,063	1,063	138	138
Remaining contractual life (years) | yr	2.15	2.15	2.83	2.83
Exercise price (in dollars)	$ 150.5	$ 4.92	$ 141
Number of units, Options exercisable at end of the year	758	758	75	75
Weighted-average exercise price, Options exercisable at end of the year	$ 150.5	$ 4.92	$ 141
Expiry Date and Exercise Price of Stock Options Nine
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars)	$ 123.7	$ 4.04	$ 159
Quantity (in thousands)	28	28	1,148	1,148
Remaining contractual life (years) | yr	2.61	2.61	3.15	3.15
Exercise price (in dollars)	$ 123.7	$ 4.04	$ 159
Number of units, Options exercisable at end of the year	16	16
Weighted-average exercise price, Options exercisable at end of the year	$ 123.7	$ 4.04
Expiry Date and Exercise Price of Stock Options Ten
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars)	$ 118.0	$ 3.85	$ 128.5
Quantity (in thousands)	61	61	69	69
Remaining contractual life (years) | yr	2.84	2.84	3.61	3.61
Exercise price (in dollars)	$ 118.0	$ 3.85	$ 128.5
Number of units, Options exercisable at end of the year	38	38
Weighted-average exercise price, Options exercisable at end of the year	$ 118.0	$ 3.85
Expiry Date and Exercise Price of Stock Options Eleven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars)	$ 99.2	$ 3.24	$ 122
Quantity (in thousands)	1,295	1,295	73	73
Remaining contractual life (years) | yr	4.49	4.49	3.84	3.84
Exercise price (in dollars)	$ 99.2	$ 3.24	$ 122
Expiry Date and Exercise Price of Stock Options Twelve
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars)	$ 101.2	$ 3.31
Quantity (in thousands)	65	65	3,513	3,513
Remaining contractual life (years) | yr	4.50	4.50
Exercise price (in dollars)	$ 101.2	$ 3.31
Number of units, Options exercisable at end of the year			1,844	1,844